SIGNIFICANT ACCOUNTING POLICIES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Foreign Currency Exchange Rate, Translation	6.5063	6.5063
Advertising Expense	¥ 80,475	$ 12,369	¥ 63,734	¥ 39,397
Description of Lessee Leasing Arrangements, Capital Leases	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Employee Benefits and Share-based Compensation	¥ 62,934	$ 9,673	¥ 52,734	¥ 46,933
Percentage Of Decrease Accumulated Deficit	4.00%	4.00%